Cover Page Cover Page	Sep. 29, 2023
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Sep. 29, 2023
Entity Registrant Name	Aramark
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36223
Entity Tax Identification Number	20-8236097
Entity Address, Address Line One	2400 Market Street
Entity Address, Postal Zip Code	19103
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
City Area Code	215
Local Phone Number	238-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ARMK
Security Exchange Name	NYSE
Entity Central Index Key	0001584509
Amendment Flag	false